CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 31,719,187	$ 23,634,536
Interest-bearing deposits with banks	29,974,698	17,303,381
Federal funds sold	425,000	321,000
Total cash and cash equivalents	62,118,885	41,258,917
Held-to-maturity securities (fair value of $7,393,828 in 2016 and $8,547,832 in 2015)	6,000,000	7,092,120
Available-for-sale securities	243,205,963	239,732,426
Other securities	6,592,750	8,134,850
Total securities	255,798,713	254,959,396
Loans held for sale	5,879,884	3,973,765
Loans, net of allowance for loan losses of $7,510,314 in 2016 and $6,747,103 in 2015	859,543,789	765,768,073
Interest receivable	4,358,098	3,953,338
Premises and equipment	34,624,352	33,623,011
Cash surrender value of life insurance	21,250,476	14,871,742
Goodwill	13,776,040	13,776,040
Other real estate owned	6,007,621	3,082,694
Other assets	14,009,388	9,863,743
Total assets	1,277,367,246	1,145,130,719
Deposits:
Noninterest-bearing	202,478,442	189,444,815
Interest-bearing	836,712,820	727,250,297
Total deposits	1,039,191,262	916,695,112
Interest payable	306,080	245,732
Borrowed funds	69,000,000	110,321,245
Subordinated debentures	10,310,000	10,310,000
Other liabilities	4,033,197	4,122,540
Total liabilities	1,122,840,539	1,041,694,629
Stockholders’ Equity:
Preferred stock, no par value, $1,000 per share liquidation, 10,000,000 shares authorized; 0 shares issued and outstanding in 2016 and 17,123 shares issued and outstanding in 2015, respectively.	0	17,123,000
Common stock, par value $1 per share: 20,000,000 shares authorized; 9,017,891 shares issued in 2016; 10,000,0000 shares authorized; 5,403,159 shares issued in 2015	9,017,891	5,403,159
Additional paid-in capital	102,574,159	44,650,274
Retained earnings	44,476,386	35,624,715
Accumulated other comprehensive income (loss)	(1,078,084)	1,098,587
Treasury stock, at cost	(463,645)	(463,645)
Total stockholders’ equity	154,526,707	103,436,090
Total liabilities and stockholders’ equity	$ 1,277,367,246	$ 1,145,130,719